DEBT - Outstanding amounts (Details) - USD ($)	3 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total debt outstanding	$ 545,000,000	$ 554,700,000
Unamortized debt issuance costs	(8,783,000)	(9,281,000)
Debt Instrument, Unamortized Premium	3,239,000	3,374,000
Net carrying value of debt	539,456,000	548,793,000
Long-term debt	$ 539,456,000	548,793,000
Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.875%
Total debt outstanding	$ 525,000,000	525,000,000
Revolving Credit Facility [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Total debt outstanding	20,000,000	29,700,000
Line of credit, outstanding	4,010,000
Remaining borrowing capacity	$ 335,990,000
Debt instrument term	5 years
Maximum borrowing capacity	$ 360,000,000
PBF Logistics LP [Member]
Debt Instrument [Line Items]
Long-term debt	$ 539,456,000	$ 548,793,000